Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2016
Prospectus Date	rr_ProspectusDate	Jun. 28, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated December 22, 2016
to the Statutory Prospectus dated June 28, 2016
(as supplemented July 29, 2016 and December 16, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Finisterre Unconstrained Emerging Markets Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Strategy [Heading]	rr_StrategyHeading	Delete the fourth and fifth paragraphs under Principal Investment Strategies, and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund may invest, without limitation, in high yield securities (also known as “junk bonds”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of these agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade). Holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Fund also utilizes derivatives to enhance return, hedge the value of its assets against adverse movements, and manage certain investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund expects to use forward contracts, futures, options, and swaps. The Fund holds cash to support certain of these investments.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.
Emerging market debt markets are particularly sensitive to adverse or unstable market, economic, political and/or other conditions. During such periods of uncertainty in these markets, the Fund is likely to take a temporary defensive position and invest a significant portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Under Principal Risks, add the following in alphabetical order within Emerging Markets Risk:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Temporary Defensive Strategy Risk. In taking a large cash position, the Fund’s performance may be adversely affected as the Fund may not be able to benefit from an upswing in the market. Further, the Fund may be unable to pursue or achieve its investment objective when employing such a defensive strategy.